Borrowings	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Borrowings

17. Borrowings

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$

Term loan I	157,980	201,945
Term loan IV	238,778	378,323
Term loan V	276,040	426,589
Term loan VI	713,103	924,276
Term loan VII	1,765,182	2,014,258
Trade receivables financing	71,074	81,231
Revolving credit	1,450,129	1,751,857
	4,672,286	5,778,479

Details of the repayment schedule in respect of the interest-bearing borrowings are as follows :

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$
Bank borrowings repayable :
Within one year or on demand	4,672,286	5,666,160

Within a period of more than one year but not exceeding two years	-	112,319

	4,672,286	5,778,479

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

17.	Borrowings (continued)

(i)	Term loan I was obtained for refinancing the outstanding loan amount in relation to the leasehold land and building of the Group. This loan is repayable by monthly instalments over a 120 months period commencing 2015. The interest rates charged were between 2.30% to 1.30% per annum below the bank’s commercial rate 2 for the 1st to 3rd year of the loan and thereafter at the bank’s Commercial Rate 2 (“CR2”) of 4.68% to 5.68% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023

(ii)	Term loan II was obtained to finance the construction of the proposed erection of a single user 1-story factory with part 3-story ancillary. This loan is repayable by monthly instalments over a 7 year period commencing from 2016. The interest rates charged were between 2.65% to 3.45% per annum below the bank’s prevailing Enterprise Financing Rate for the 1st to 3rd year of the loan and thereafter at Singapore Interbank Offered Rate (“SIBOR”) plus 3% per annum. Term loan II was fully repaid during the financial year 2023.

(iii)	Term loan IV was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.00% per annum on monthly rests.

(iv)	Term loan V was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023.

(v)	Term loan VI was obtained for purchasing of machineries for core business operations. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.50% per annum on monthly rests. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023.

(vi)	Term loan VII was obtained as a replacement for Term Loan II and also for working capital purposes. This loan is repayable by monthly instalments over a 3 year period commencing year 2023. The interest rates charged are 2.0% above the Bank’s Cost of Funds. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023.

(vii)	Revolving credit is obtained for working capital purposes. These loans are repayable 1 to 6 months from the date of each drawdown. The interest rates charged are 2.00% per annum above the Bank’s Cost of Funds or 2.00% above the prevailing SIBOR per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023.

During the current financial year, the Group entered into a trade receivables financing agreement with one of its lenders. The arrangement will provide immediate payment of up to 90% of the receivables upon presentation of relevant documents by the Group. The remaining 10% will be paid upon settlement of the receivables by the customer. This arrangement has recourse and the Group is liable for any unpaid receivables

Security granted

The Group’s borrowings are secured by:

(a)	A legal mortgage on the Group’s leasehold land and buildings with net book value of US$16,177,993 (2023: US$16,532,686) (Note 10);

(b)	Several guarantees from a director and a former director of the Group in their personal capacities.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023